ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019
	RMB	RMB
Accrued payroll and welfare	83,925	120,256
Deferred revenue	41,863	59,585
Product warranty	55,599	49,527
Current operating lease liabilities	—	32,799
Accrued professional fee	3,945	19,194
Accrued expenses	6,107	17,688
Other tax payable	4,727	16,613
Other current liabilities	17,809	36,587
Total	213,975	352,249

Product warranty activities were as follows:

Product Warranty
RMB
Balance as of January 1, 2017	4,870
Provided during the year	23,093
Utilized during the year	(19,532)
Balance at December 31, 2017	8,431
Provided during the year	68,866
Utilized during the year	(21,698)
Balance at December 31, 2018	55,599
Provided during the year	80,048
Utilized during the year	(86,120)
Balance at December 31, 2019	49,527

The warranty costs recorded in cost of revenue were RMB23,093,  RMB68,866 and RMB80,048 during the years ended December 31, 2017, 2018 and 2019, respectively.